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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1997
                                                -----------------

Check here if Amendment [X]; Amendment Number:  3
                                               ---

  This Amendment (Check only one):     [ ] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RBS Partners, L.P.
                  -------------------
Address:          1 Lafayette Place
                  -------------------
                  Greenwich, CT 06830
                  -------------------

13F File Number:  28-2610
                  -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             E.J. Bird
                  ---------------------------------
Title:            Vice President of General Partner
                  ---------------------------------
Phone:            (203) 861-4600
                  ---------------------------------
Signature, Place, and Date of Signing:

/s/ E.J. BIRD                    Greenwich, CT         February 14, 2001
-------------                    -------------         -----------------
  [Signature]                    [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              NONE

Form 13F Information Table Entry Total:           17

Form 13F Information Table Value Total: $    671,228
                                       (in thousands)

* Pursuant to Rule 24b-2 of the Securities and Exchange Act of 1934, confidential information has been omitted from this Form 13F and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


    COLUMN 1              COLUMN 2      COLUMN 3     COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
-------------------    --------------  ----------    --------  -----------------------  ----------  --------   --------------------
                                                       VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS    CUSIP       (x$1000)     PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
-------------------    --------------  -----------   --------   ----------   ---  ----  ----------  --------   --------------------
Bandag Inc.              Common        059815-10-0        221        4,143    SH         DEFINED                    4,143
Bandag Inc.              Common        059815-10-0      2,424       45,357    SH          SOLE                     45,357
Dow Chemical Co.         Common        260543-10-3     10,768      106,090    SH         DEFINED                  106,090
Dow Chemical Co.         Common        260543-10-3    117,572    1,158,345    SH          SOLE                  1,158,345
Georgia Gulf Corp        Common        373200-20-3        102        3,322    SH         DEFINED                    3,322
Georgia Gulf Corp        Common        373200-20-3      1,111       36,278    SH          SOLE                     36,278
Guess Inc.               Common        401617-10-5        875      127,319    SH         DEFINED                  127,319
Guess Inc.               Common        401617-10-5      9,557    1,390,081    SH          SOLE                  1,390,081
International
  Business Machs         Common        459200-10-1    109,718    1,075,620    SH         DEFINED                1,075,620
International
  Business Machs         Common        459200-10-1     40,096      357,150    SH          SOLE                    357,150
International
  Business Machs         Options-      459200-90-1      3,479          586    SH  Call   DEFINED                      586
International
  Business Machs         Options-      459200-90-1     77,960       13,130    SH  Call    SOLE                     13,130
Phelps Dodge Corp.       Common        717265-10-2        661       10,613    SH         DEFINED                   10,613
Phelps Dodge Corp.       Common        717265-10-2      7,214      115,887    SH          SOLE                    115,887
PS Group Inc.            Common        693624-10-8     14,978    1,198,270    SH          SOLE                  1,198,270
Wells Fargo & Co         Common        949740-10-4     25,810       76,038    SH         DEFINED                   76,038
Wells Fargo & Co         Common        949740-10-4    248,682      732,628    SH          SOLE                    732,628


* Pursuant to Rule 24b-2 of the Securities and Exchange Act of 1934, confidential information has been omitted from this Form 13F and filed separately with the Securities and Exchange Commission.


                                       Grand Total    671,228